Investment In Oncor Holdings	12 Months Ended
Dec. 31, 2015
Investment In Oncor Holdings [Abstract]
Investment In Oncor Holdings
INVESTMENT IN ONCOR HOLDINGS

EFIH has a wholly-owned subsidiary, Oncor Holdings, which holds an approximate 80% equity interest in Oncor. Oncor Holdings is considered a variable interest entity (VIE). A VIE is an entity with which an entity has a relationship or arrangement that indicates some level of control over the entity or results in economic risks to it. Accounting standards require consolidation of a VIE if an entity has (a) the power to direct the significant activities of the VIE and (b) the right or obligation to absorb profit and loss from the VIE (i.e., the entity is the primary beneficiary of the VIE). In determining the appropriateness of consolidation of a VIE, EFIH evaluates its purpose, governance structure, decision making processes and risks that are passed on to its interest holders. EFIH also examines the nature of any related party relationships among the interest holders of the VIE and the nature of any special rights granted to the interest holders of the VIE.

EFIH does not consolidate Oncor Holdings and instead accounts for it as an equity method investment because the structural and operational ring-fencing measures discussed in Note 1 prevent it from having power to direct the significant activities of Oncor Holdings or Oncor. In accordance with accounting standards, EFIH accounts for its investment in Oncor Holdings under the equity method, as opposed to the cost method, based on its level of influence over its activities.

In reaching the conclusion to deconsolidate, EFIH conducted an extensive analysis of Oncor Holdings' underlying governing documents and management structure. Oncor Holdings' unique governance structure was adopted in conjunction with the Merger, when the Sponsor Group, EFH Corp. and Oncor agreed to implement structural and operational measures to ring-fence (the Ring-Fencing Measures) Oncor Holdings and Oncor as discussed in Note 1. The Ring-Fencing Measures were designed to prevent, among other things, (i) increased borrowing costs at Oncor due to the attribution to Oncor of debt from any of EFH Corp.'s other subsidiaries, (ii) the activities of EFH Corp.'s competitive operations following the Merger resulting in the deterioration of Oncor's business, financial condition and/or investment in infrastructure, and (iii) Oncor becoming substantively consolidated into a bankruptcy proceeding involving any member of the Texas Holdings Group. The Ring-Fencing Measures effectively separate the daily operational and management control of Oncor Holdings and Oncor from EFH Corp. and its other subsidiaries. By implementing the Ring-Fencing Measures, Oncor maintained its investment grade credit rating following the Merger, and EFH Corp. reaffirmed Oncor's independence from its competitive businesses to the PUCT.

EFIH determined the most significant activities affecting the economic performance of Oncor Holdings (and Oncor) are the operation, maintenance and growth of Oncor's electric transmission and distribution assets and the preservation of its investment grade credit profile. The boards of directors of Oncor Holdings and Oncor have ultimate responsibility for the management of the day-to-day operations of their respective businesses, including the approval of Oncor's capital expenditure and operating budgets and the timing and prosecution of Oncor's rate cases. While both boards include members appointed by EFH Corp., a majority of the board members are independent in accordance with rules established by the New York Stock Exchange, and therefore, EFIH concluded for purposes of applying the amended accounting standards that EFH Corp. does not have the power to control the activities deemed most significant to Oncor Holdings' (and Oncor's) economic performance.

In assessing EFIH's ability to exercise control over Oncor Holdings and Oncor, EFIH considered whether it could take actions to circumvent the purpose and intent of the Ring-Fencing Measures (including changing the composition of Oncor Holdings' or Oncor's board) in order to gain control over the day-to-day operations of either Oncor Holdings or Oncor. EFIH also considered whether (i) it has the unilateral power to dissolve, liquidate or force into bankruptcy either Oncor Holdings or Oncor, (ii) it could unilaterally amend the Ring-Fencing Measures contained in the underlying governing documents of Oncor Holdings or Oncor, and (iii) it could control Oncor's ability to pay distributions and thereby enhance its own cash flow. EFIH concluded that, in each case, no such opportunity exists.

The carrying value of EFIH's variable interest in Oncor Holdings totaled $6.059 billion and $6.050 billion at December 31, 2015 and 2014, respectively, and is reported as investment in Oncor Holdings in EFIH's consolidated balance sheets. EFIH's maximum exposure to loss from this investment does not exceed its carrying value.

See Note 12 for discussion of Oncor Holdings' and Oncor's transactions with EFH Corp. and its other subsidiaries.

Distributions from Oncor Holdings — Oncor Holdings' distributions of earnings to EFIH totaled $322 million, $202 million and $213 million for the years ended December 31, 2015, 2014 and 2013, respectively. Distributions may not be paid except to the extent Oncor maintains a required regulatory capital structure as discussed below. At December 31, 2015, $30 million was eligible to be distributed to Oncor's members after taking into account the regulatory capital structure limit. The boards of directors of each of Oncor and Oncor Holdings can withhold distributions to the extent the applicable board determines in good faith that it is necessary to retain such amounts to meet expected future requirements of Oncor and/or Oncor Holdings.

Oncor's distributions are limited by its regulatory capital structure, which is required to be at or below the assumed debt-to-equity ratio established by the PUCT for ratemaking purposes, which is currently set at 60% debt to 40% equity. At December 31, 2015, Oncor's regulatory capitalization ratio was 59.8% debt and 40.2% equity. For purposes of this ratio, debt is calculated as long-term debt plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt. The debt calculation excludes bonds issued by Oncor Electric Delivery Transition Bond Company LLC, which were issued in 2003 and 2004 to recover specific generation-related regulatory assets and other qualified costs. Equity is calculated as membership interests determined in accordance with US GAAP, excluding the effects of accounting for the Merger (which included recording the initial goodwill and fair value adjustments and the subsequent related impairments and amortization).

EFH Corp., Oncor Holdings, Oncor and Oncor's minority investor are parties to a Federal and State Income Tax Allocation Agreement. Additional income tax amounts receivable or payable may arise in the normal course under that agreement.

Oncor Holdings Financial Statements — Condensed statements of consolidated income of Oncor Holdings and its subsidiaries for the years ended December 31, 2015, 2014 and 2013 are presented below:

	Year Ended December 31,
	2015	2014	2013
Operating revenues	$3,878	$3,822	$3,552
Operation and maintenance expenses	(1,526)	(1,453)	(1,269)
Depreciation and amortization	(863)	(851)	(814)
Taxes other than income taxes	(450)	(438)	(424)
Other income	6	13	18
Other deductions	(28)	(15)	(15)
Interest income	—	3	4
Interest expense and related charges	(333)	(353)	(371)
Income before income taxes	684	728	681
Income tax expense	(264)	(289)	(259)
Net income	420	439	422
Net income attributable to noncontrolling interests	(86)	(90)	(87)
Net income attributable to Oncor Holdings	$334	$349	$335

Assets and liabilities of Oncor Holdings at December 31, 2015 and 2014 are presented below:

	December 31,
	2015	2014
ASSETS
Current assets:
Cash and cash equivalents	$26	$5
Restricted cash	38	56
Trade accounts receivable — net	388	407
Trade accounts and other receivables from affiliates	118	118
Income taxes receivable from EFH Corp.	107	144
Inventories	82	73
Accumulated deferred income taxes	—	10
Prepayments and other current assets	88	91
Total current assets	847	904
Restricted cash	—	16
Other investments	97	97
Property, plant and equipment — net	13,024	12,463
Goodwill	4,064	4,064
Regulatory assets — net	1,194	1,429
Other noncurrent assets	31	34
Total assets	$19,257	$19,007
LIABILITIES
Current liabilities:
Short-term borrowings	$840	$711
Long-term debt due currently	41	639
Trade accounts payable — nonaffiliates	150	202
Income taxes payable to EFH Corp.	20	24
Accrued taxes other than income	181	174
Accrued interest	82	93
Other current liabilities	144	156
Total current liabilities	1,458	1,999
Accumulated deferred income taxes	1,985	1,978
Long-term debt, less amounts due currently	5,646	4,964
Other noncurrent liabilities and deferred credits	2,306	2,245
Total liabilities	$11,395	$11,186